Trade receivables - Disclosure of trade receivables balance (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets [line items]
Financial assets	€ 238,898	€ 391,480	€ 389,975
Trade receivables
Disclosure of financial assets [line items]
Financial assets	31,324	141,306	249,331
Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets	23,484	100,917	183,209
Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets	2,857	22,723	42,745
Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	4,983	17,666	23,377
Nominal value of outstanding trade receivables | Trade receivables
Disclosure of financial assets [line items]
Financial assets	35,441	146,007	252,906
Nominal value of outstanding trade receivables | Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets	26,938	103,930	186,083
Nominal value of outstanding trade receivables | Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets	3,115	22,864	42,745
Nominal value of outstanding trade receivables | Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	5,388	19,213	24,078
Less: Loss allowance | Trade receivables
Disclosure of financial assets [line items]
Financial assets	(4,117)	(4,701)	(3,575)
Less: Loss allowance | Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets	(3,454)	(3,013)	(2,874)
Less: Loss allowance | Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets	(258)	(141)	0
Less: Loss allowance | Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	€ (405)	€ (1,547)	€ (701)